RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2018, an entity controlled by Mr. Vadim Sakharov, former CEO of the Company and current director and executive officer, provided a $50,000 non-interest-bearing, no-term loan to the Company. As of September 30, 2019, and December 31, 2018, the balance was $50,000 and $50,000, respectively.

During the nine months ended September 30, 2019 and 2018, the Company had expenses related to consulting fees of $0 and $67,877, respectively, to Mr. Sakharov.

During the nine months ended September 30, 2019 and 2018, the Company had expenses related to research and development costs of $43,235 and $0, respectively, to an entity controlled by Mr. Sakharov.

In April 2019 and September 2019, an affiliate of Boris Goldstein, the Company’s Chairman of the Board, provided $25,000 and $15,000, respectively, in a non-interest-bearing, no-term loan to the Company. As of September, 30, 2019, the balance was $40,000.

On September 1, 2018, the Company entered into a sublease agreement with a company controlled by the Company’s Chairman, whereby the Company makes payments to the related party for shared office space. This lease was terminated on March 31, 2019. For the nine months ended September 30, 2019, the Company has made approximately $4,900 in rent payments to the related party.

During the nine months ended September 30, 2019, an affiliate of Nickolay Kukekov, a director of the Company, provided an aggregate total of $207,000 in non-interest-bearing, no-term loans to the Company. As of September, 30, 2019, the balance was $207,000.

During the nine months ended September 30, 2019 and 2018, the Company had expenses related to marketing and sales costs of $0 and $15,000, respectively, to entities controlled by the Company’s Chairman.

NOTE 6 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2017, an entity controlled by Vadim Sakharov, the Company’s then CEO and current President and CTO, provided a non-interest-bearing, no-term loan to the Company. The Company repaid that loan in full during the year ended December 31, 2018. During the year ended December 31, 2018, an entity controlled by Mr. Sakharov provided a $50,000 non-interest-bearing, no-term loan to the Company. As of December 31, 2018, and December 31, 2017, the balance to related parties was $50,000 and $34,252, respectively.

On May 9, 2017, the Company entered into a sublease agreement with Nano Graphene Inc., a company controlled by the Company’s chairman and his affiliates. In the years ended December 31, 2018 and 2017 Nano Graphene paid rent of $10,626 and $15,939, respectively, for warehouse space the Company rents from a third party. The Company has recorded the payments as other income.

On September 1, 2018, the Company entered into a sublease agreement with a company controlled by the Company’s Chairman, whereby the Company makes payments to the related party for shared office space. For the year ended December 31, 2018, the Company has made $6,202 in rent payments to the related party.

During the years ended December 31, 2018 and 2017, the Company had expenses related to research and development costs of $59,788 and $62,700, respectively, to an entity controlled by Mr. Sakharov.

During the years ended December 31, 2018 and 2017, the Company had expenses related to marketing and sales costs of $15,000 and $38,347, respectively, to entities controlled by the Company’s Chairman.

During the years ended December 31, 2018 and 2017, the Company had expenses related to consulting fees of $83,377 and $0, respectively, to Mr. Sakharov.